BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details) $ in Millions		12 Months Ended
	Dec. 24, 2024 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Concession asset | Brazil
Disclosure of classes of share capital [line items]
Useful lives, property, plant and equipment		30 years	30 years
One time lease renewal term		30 years
Energy derivative contracts
Disclosure of classes of share capital [line items]
Reclassification adjustments for amounts recognized in net income | $		$ (14)	$ 94	$ 119
Renewable Credits | Goods or services transferred at point in time
Disclosure of classes of share capital [line items]
Revenue from contracts with customers | $		$ 245	$ 307	$ 244
Remeasurement of exchangeable and class B shares of BRHC
Disclosure of classes of share capital [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Common partnership units transferred (in shares) | shares	55
Class A.2 exchangeable shares outstanding (units)
Disclosure of classes of share capital [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Ownersip cap limits exchange by owing, percentage	9.50%
BEPC Exchangeable Shares
Disclosure of classes of share capital [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Common partnership units transferred (in shares) | shares	55
Common partnership unit issued (in shares) | shares	43,605
Common shares partnership exchange, amount | $	$ 1